Insurance Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Insurance Contract Liabilities
Schedule of amounts arising from insurance contracts

	December 31, 2021			December 31, 2020
	Gross	Ceded	Net	Gross	Ceded	Net
Provision for unearned premiums	10,437.7	2,260.0	8,177.7	8,397.5	1,899.1	6,498.4
Provision for losses and loss adjustment expenses	34,422.8	8,943.9	25,478.9	30,809.3	7,947.3	22,862.0
Property and casualty insurance contract liabilities	44,860.5	11,203.9	33,656.6	39,206.8	9,846.4	29,360.4
Provision for life policy benefits(1)	2,486.0	2.3	2,483.7	—	—	—
Insurance contract liabilities	47,346.5	11,206.2	36,140.3	39,206.8	9,846.4	29,360.4

Current	20,618.3	4,740.3	15,878.0	17,389.7	4,218.2	13,171.5
Non-current	26,728.2	6,465.9	20,262.3	21,817.1	5,628.2	16,188.9
	47,346.5	11,206.2	36,140.3	39,206.8	9,846.4	29,360.4
(1)	Eurolife was consolidated on July 14, 2021 as described in note 23.

Changes in the property and casualty provision for unearned premiums for the years ended December 31 were as follows:

	2021	2020
Provision for unearned premiums – January 1	8,397.5	7,222.4
Gross premiums written(1)	23,796.0	18,979.4
Less: gross premiums earned(1)	(21,673.6)	(17,782.9)
Acquisitions of subsidiaries (note 23)	64.1	—
Divestiture of subsidiary	(62.9)	—
Foreign exchange effect and other	(83.4)	(21.4)
Provision for unearned premiums - December 31	10,437.7	8,397.5
(1)

Changes in the provision for unearned premiums, gross for the year ended December 31, 2020 exclude European Run-off’s gross premiums written and gross premiums earned of $146.5 and $115.9, as the liabilities of European Run-off were included in liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019 and European Run-off was deconsolidated on March 31, 2020 as described in note 23.

Changes in the property and casualty provision for losses and loss adjustment expenses for the years ended December 31 were as follows:

Changes in the provision for life policy benefits for the years ended December 31 were as follows:

	2021	2020
Provision for life policy benefits – January 1	—	—
Acquisition of subsidiary (note 23)	2,638.5	—
New business and renewals	78.1	—
Surrenders, lapses, maturities and deaths	(121.0)	—
Foreign exchange effect and other	(109.6)	—
Provision for life policy benefits – December 31	2,486.0	—

The development of insurance liabilities illustrates the estimation uncertainty associated with these liabilities and provides a measure of the company’s ability to estimate the ultimate value of claims. The loss development table below shows the provision for losses and loss adjustment expenses at the end of each calendar year, the cumulative payments made in respect of those reserves in subsequent years and the re-estimated amount of each calendar year’s provision for losses and loss adjustment expenses as at December 31, 2021.

	Calendar year
	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
Property and casualty provision for losses and loss adjustment expenses	19,648.8	19,212.8	17,749.1	19,816.4	19,481.8	28,610.8	29,081.7	28,500.2	30,809.3	34,422.8
Less: CTR Life(1)	20.6	17.9	15.2	14.2	12.8	8.7	8.0	7.0	5.5	4.4
	19,628.2	19,194.9	17,733.9	19,802.2	19,469.0	28,602.1	29,073.7	28,493.2	30,803.8	34,418.4
Cumulative payments as of:
One year later	4,323.5	4,081.1	3,801.6	4,441.4	4,608.0	7,564.0	7,732.0	7,288.8	7,180.7
Two years later	7,153.1	6,787.6	6,364.5	7,283.6	7,631.4	12,081.3	12,313.5	11,598.0
Three years later	9,148.0	8,775.5	8,172.7	9,466.5	9,655.9	15,222.3	15,363.3
Four years later	10,702.8	10,212.4	9,561.8	10,914.2	11,122.6	17,378.8
Five years later	11,783.3	11,354.4	10,496.4	12,013.9	12,233.4
Six years later	12,729.6	12,123.4	11,202.2	12,859.5
Seven years later	13,335.1	12,754.2	11,793.5
Eight years later	13,877.0	13,283.6
Nine years later	14,341.1

Reserves re-estimated as of:
One year later	19,021.2	18,375.6	16,696.4	19,169.3	19,343.1	27,580.6	28,974.3	28,225.5	30,360.1
Two years later	18,529.4	17,475.0	16,269.2	18,973.6	18,804.8	27,565.9	28,839.4	28,165.4
Three years later	17,820.5	17,307.9	16,114.0	18,502.5	18,752.8	27,451.3	28,990.4
Four years later	17,735.5	17,287.2	15,938.9	18,469.1	18,743.9	27,698.6
Five years later	17,830.5	17,203.5	16,049.6	18,490.5	19,046.6
Six years later	17,791.8	17,340.1	16,123.1	18,759.5
Seven years later	17,931.9	17,420.0	16,403.8
Eight years later	18,041.2	17,680.5
Nine years later	18,285.9

Favourable development	1,342.3	1,514.4	1,330.1	1,042.7	422.4	903.5	83.3	327.8	443.7

Favourable development comprised of:
Effect of foreign currency translation	569.8	475.0	277.4	(185.7)	(148.0)	550.0	186.3	267.6	190.6
Favourable (adverse) loss reserve development	772.5	1,039.4	1,052.7	1,228.4	570.4	353.5	(103.0)	60.2	253.1
	1,342.3	1,514.4	1,330.1	1,042.7	422.4	903.5	83.3	327.8	443.7
(1)	Guaranteed minimum death benefit retrocessional business written by Compagnie Transcontinentale de Réassurance (“CTR Life”), a wholly owned subsidiary of the company that was transferred to Wentworth and placed into run-off in 2002.

Changes in the company’s provision for losses and loss adjustment expenses related to U.S. asbestos exposure on a gross and net basis for the years ended December 31 were as follows:

	2021		2020
	Gross	Net	Gross	Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,030.6	840.0	1,074.6	860.5
Losses and loss adjustment expenses incurred	199.1	151.6	161.0	121.2
Losses and loss adjustment expenses paid	(193.0)	(152.7)	(205.0)	(141.7)
Provision for asbestos claims and loss adjustment expenses - December 31	1,036.7	838.9	1,030.6	840.0